Transamerica International Focus VP Investment Strategy - Transamerica International Focus VP	Dec. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies:
Strategy Narrative [Text Block]	The portfolio’s sub-adviser, Sands Capital Management, LLC (the “sub-adviser”), invests, under normal circumstances, at least 80% of the portfolio’s net assets (plus the amount of borrowings, if any, for investment purposes) in the equity and equity-related securities of issuers economically tied to a number of countries throughout the world, including emerging markets countries. Equity-related securities include, but are not limited to, investments such as depositary receipts, preferred stock, convertible securities, real estate investment trusts (“REITs”) and warrants. In selecting investments for the portfolio, the sub-adviser seeks to construct a portfolio of businesses with a broad diversity of growth drivers and an idiosyncratic return stream in an effort to create balanced access to growth businesses, designed to result in a quality growth portfolio with an explicit emphasis on the efficiency of return generation. The sub-adviser will normally invest the portfolio’s assets in issuers classified in or economically tied to at least three countries, excluding the United States. The sub-adviser may invest a large percentage of the portfolio’s assets in a single country, a limited number of countries, or a particular geographic region. The sub-adviser generally classifies an issuer’s primary country in one of the following ways as determined by the sub-adviser: (a) the MSCI Country Classification (i.e., the issuer is included in an index which is representative of that country); (b) the security or other investment is issued or guaranteed by the government of that country or any of its agencies, authorities or instrumentalities; (c) the issuer is organized under the laws of, and maintains a principal office in, that country; (d) the issuer’s primary trading market is located in that country; (e) the issuer derives 50% or more of its total revenues or profits from goods sold or services performed in that country; or (f) the issuer has 50% or more of its assets in that country. The sub-adviser considers emerging markets countries to be those countries not included in the MSCI World Index, as determined by the sub-adviser. The sub-adviser normally allocates the portfolio’s investments across a diverse set of industries and sectors, but the sub-adviser may invest a significant percentage of the portfolio’s assets in issuers of a small number of industries or sectors. The portfolio typically invests in a relatively small number of companies, and the portfolio may invest a significant percentage of its assets in securities of a single company. The sub-adviser utilizes a fundamental, bottom-up, business-focused research approach and seeks to invest the portfolio’s assets in a concentrated and conviction-weighted portfolio of businesses with the belief most wealth created over the long term is concentrated among a select few businesses. To identify these businesses, the sub-adviser leverages the following six investment criteria: 1.Sustainable above-average earnings growth; 2.Leadership position in a promising business space; 3.Significant competitive advantages; 4.Clear mission and value-added focus; 5.Financial strength; and 6.Rational valuation relative to the market and business prospects. Companies that the sub-adviser determines may meet all six investment criteria are then screened with in-depth qualitative and quantitative research. The portfolio’s investments will typically be held for an average term of three to five years, although the portfolio may hold any investment for any length of time. The portfolio may invest up to 5% of its net assets in China A-shares (equity securities of Chinese companies) listed and traded on Chinese stock exchanges, such as the Shanghai Stock Exchange or the Shenzhen Stock Exchange. As part of the evaluation of a company, the sub-adviser may consider corporate governance, social, and environmental (collectively, “ESG”) factors when it believes they may be material to the long-term shareowner value-creation potential of the company. The sub-adviser conducts proprietary ESG-related research as part of its evaluation of companies where appropriate and as applicable. The relevance and materiality of ESG factors vary and are dependent on the region, country, industry, and company. The sub-adviser’s analysis of the ESG factors is integrated into the investment decision making process to the extent the sub-adviser believes they may affect a company’s long-term value creation potential. This analysis of ESG factors is subjective, and the sub-adviser may conclude that other attributes of an investment outweigh ESG factors when making investment decisions. The sub-adviser does not evaluate ESG practices with respect to certain portfolio investments, such as cash and cash equivalents or securities received as part of corporate actions.
Strategy Portfolio Concentration [Text]	The sub-adviser normally allocates the portfolio’s investments across a diverse set of industries and sectors, but the sub-adviser may invest a significant percentage of the portfolio’s assets in issuers of a small number of industries or sectors.